Business Combination (Details) - Schedule of Cash Flows	12 Months Ended
Mar. 31, 2023 USD ($)
Schedule of Cash Flows [Abstract]
Purchase consideration	$ (94,647)
Cash and bank balances	2,189
Net cash outflow	$ (92,458)